Share-Based Payment - Schedule of Share-Based Compensation Employees (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Share-Based Compensation Employees [Line Items]
Share-based compensation	$ 472,642
Share-based compensation [Member]
Schedule of Share-Based Compensation Employees [Line Items]
Share-based compensation	$ 472,642